Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
32.	Subsequent Events

Issuance of Upfront Tranche of Convertible Notes

On 16 July 2026, the Company held an Extraordinary General Meeting in which shareholders approved the issuance of the Tranche 1 Convertible Notes of US$46 million (C$65 million) to Canada Growth Fund Inc. (“CGF”). On 31 July 2026, the Tranche 1 Convertible Notes were issued to a subsidiary of CGF, with proceeds received on that date. The Convertible Notes have a maturity of five years from the issue date and accrue interest at CORRA (Canadian Overnight Repo Rate Average, floored at zero) plus a margin of 2.25 per cent, payable semi-annually in arrears. The Tranche 1 Convertible Notes have an initial conversion price of A$17.17, with conversion permitted from the first anniversary of the issue date until shortly before maturity.

Sale of Pegmatite Rights

On 7 August 2026, the Group announced that it completed the sale of the Company’s rights, interests and obligations on tenement E45/2364, or Tabba Tabba, in Western Australia to Wildcat Resources Limited (ASX: WC8) (“Wildcat”). As consideration under the transaction, the Group received US$3.5 million (A$5.0 million) in cash payable on completion, US$5.6 million (A$8.0 million) in Wildcat ordinary shares, and US$2.1 million (A$3.0 million) in deferred cash payable six months after Wildcat announces a completed feasibility study for its Tabba Tabba project. The Group also retained exposure to the tenement should Wildcat have exploration success, with the Company receiving rights to contingent cash payments of A$0.70 per tonne for each tonne of JORC Pegmatite Mineral Resource announced by Wildcat within E45/2364.

Completion of Sale of Ewoyaa Project Interest
On 26 October 2026, the Group announced that it completed the sale of all rights and interests in Ewoyaa in Ghana to Zhejiang Huayou Cobalt Co, Ltd for cash consideration of $71 million (before fees and taxes). Completion of the sale follows receipt of the requisite Ghanaian regulatory approvals.

No other matters or circumstances have arisen since the end of the reporting period that have significantly affected or may significantly affect the operations, results of operations or state of affairs of the Group in subsequent periods.